Events after the reporting period (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of unsecured debentures

	Value	Rate	Maturity
Series 1	507,000	CDI + 0.49% p.a.	2029
Series 2	1,734,467	CDI + 1.10% p.a.	2031
Series 3	699,011	CDI + 1.31% p.a.	2034
Total	2,940,478